7. COMMON SHARES (Details 1)	12 Months Ended
Jun. 30, 2021 $ / shares shares
SHAREHOLDERS' EQUITY
Number of warrants outstanding, beginning | shares	0
Number of warrants granted | shares	3,014,246
Number of warrants exercised | shares	0
Number of warrants expired | shares	0
Number of warrants outstanding, ending | shares	3,014,246
Weighted average exercise price outstanding, beginning | $ / shares	$ .00
Weighted average exercise price granted | $ / shares	.25
Weighted average exercise price exercised | $ / shares	.00
Weighted average exercise price expired | $ / shares	.00
Weighted average exercise price outstanding, ending | $ / shares	$ .25